Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Inventory [Line Items]
Inventories	$ 100	$ 207
Crude oil
Inventory [Line Items]
Inventories	65	173
Materials and supplies
Inventory [Line Items]
Inventories	$ 35	$ 34